ACQUISITION - Unaudited information presents the pro forma consolidated revenue and net loss (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition, Pro Forma Information [Abstract]
Pro forma revenue		$ 13,049,009
Net loss, as reported		(47,790,059)
Interest expense - related party		(877,976)
Pro forma net loss		$ (48,668,035)
EVgo Services
Business Acquisition, Pro Forma Information [Abstract]
Pro forma revenue	$ 1,526,689		$ 17,522,164
Net loss, as reported	(420,865)		(24,750,965)
Purchase accounting basis adjustments	(399,833)		(11,239,426)
Interest expense - related party	(43,117)		(432,041)
Stock compensation expense	(26,572)		(598,054)
Acquisition related expenses			47,729
Pro forma net loss	$ (890,387)		$ (36,972,757)